Cover	May 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2021
Entity File Number	001-38940
Entity Registrant Name	Morphic Holding, Inc.
Entity Central Index Key	0001679363
Entity Tax Identification Number	47-3878772
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	35 Gatehouse Drive
Entity Address, Address Line Two	A2
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	996-0955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MORF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false